Investment In Millburn Multi-Markets Trading L.P. (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	90.61%	81.59%
Capital withdrawals payable	$ 67,862,636	$ 6,223,896
Millburn Multi-Markets Fund L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	35.47%	74.91%